Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

NOTE 17 – SUBSEQUENT EVENTS

The Company evaluated its December 31, 2013, consolidated financial statements for subsequent events through March 31, 2014, the date the consolidated financial statements were available to be issued and noted the following non-recognized events for disclosure.

On January 3, 2014, the Company issued $2,076,000 in notes payable to investors. These notes accrued interest at 10% per annum and automatically converted upon the merger as described below.

On February 7, 2014, the Company completed its merger with Koffee Korner, which was renamed to Cardax, Inc. (“Cardax”) (OTCBB:CDXI). Concurrent with the merger: (i) Cardax received aggregate gross cash proceeds of $3,923,100 in exchange for the issuance and sale of an aggregate 6,276,960 of shares of Cardax common stock, together with five year warrants to purchase an aggregate of 6,276,960 shares of Cardax common stock at $0.625 per share, (ii) the notes issued on January 3, 2014, in the outstanding principal amount of $2,076,000 and all accrued interest thereon, automatically converted into 3,353,437 shares of Cardax common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 3,321,600 shares of common stock at $0.625 per share, (iii) the notes issued in 2013, in the outstanding principal amount of $8,489,036 and all accrued interest thereon, automatically converted into 14,446,777 shares of Cardax common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 14,446,777 shares of common stock at $0.625 per share, (iv) stock options to purchase 15,290,486 shares of Holdings common stock at $0.07 per share were cancelled and substituted with stock options to purchase 6,889,555 shares of Cardax common stock at $0.155 per share, (v) additional stock options to purchase 20,867,266 shares of Cardax common stock at $0.625 per share were issued, and (vi) the notes issued in 2008 and 2009, in the outstanding principal amounts of $55,000 and $500,000, respectively, and all accrued interest thereon, were repaid in full. The assets and liabilities of Koffee Korner were distributed in accordance with the terms of a spin-off agreement on the closing date. Please refer to the Current Report on Form 8-K filed by Cardax on February 10, 2014 for a full description of the merger and related events.